Segment Reporting (Other Expenses By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation expense	$ 895	$ 844	$ 779
Capital expenditures	897	713	715
European Union [Member]
Segment Reporting Information [Line Items]
Depreciation expense	210	212	211
Capital expenditures	382	329	393
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Depreciation expense	227	215	206
Capital expenditures	133	102	130
Asia [Member]
Segment Reporting Information [Line Items]
Depreciation expense	358	332	286
Capital expenditures	208	161	116
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Depreciation expense	90	75	64
Capital expenditures	140	120	72
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Depreciation expense	885	834	767
Capital expenditures	863	712	711
Other [Member]
Segment Reporting Information [Line Items]
Depreciation expense	10	10	12
Capital expenditures	$ 34	$ 1	$ 4